Commitments and Contingencies	12 Months Ended
Aug. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(10)    Commitments and Contingencies

The Company is involved in legal proceedings, including those described below, and is subject to investigations, inspections, audits, inquiries and similar actions by governmental authorities, arising in the normal course of the Company’s business.  Litigation, in general, and securities and class action litigation, in particular, can be expensive and disruptive.  Some of these suits may purport or may be determined to be class actions and/or involve parties seeking large and/or indeterminate amounts, including punitive or exemplary damages, and may remain unresolved for several years.  The results of legal proceedings are often uncertain and difficult to predict, and the costs incurred in litigation can be substantial, regardless of the outcome.

On a quarterly basis, the Company assesses its liabilities and contingencies for outstanding legal proceedings, including those described below, and reserves are established on a case-by-case basis for those legal claims for which management concludes that it is probable that a loss will be incurred and that the amount of such loss can be reasonably estimated. Management's assessment of our current litigation and other legal proceedings, including the corresponding accruals, could change because of the discovery of facts with respect to legal actions or other proceedings pending against the Company which are not presently known.  Adverse determinations by judges, juries or other parties could also result in changes to management’s assessment of current liabilities and contingencies.  The ultimate costs of resolving these claims may be substantially higher or lower than the amounts reserved.  Due to the inherent difficulty of predicting the outcome of litigation and other legal proceedings, the Company cannot predict the eventual outcome of these matters, and it is reasonably possible that some of them could be resolved unfavorably to the Company.  As a result, it is possible that the Company’s results of operations or cash flows in a particular fiscal period could be materially affected by an unfavorable resolution of pending litigation or contingencies.  However, based on its current knowledge, management does not expect reasonably possible losses relating to the outcome of current litigation and legal proceedings, after consideration of applicable reserves and rights to indemnification, to be material to the Company’s consolidated financial position.

On August 31, 2009, a Walgreen Co. shareholder named Dan Himmel filed a lawsuit, purportedly on the Company’s behalf, against several current and former officers and directors (each, an “Individual Defendant”).  The case was captioned Himmel v. Wasson, et. al. and was filed in the Circuit Court of Lake County, Illinois.  Himmel alleged that the Company’s management: (i) knew, or was reckless in not knowing, that selling, general and administrative expenses in the fourth quarter of 2007 were too high, in light of decreased profits from generic drug sales; (ii) knew, or was reckless in not knowing, that the Company would not realize gross profits near what many Wall Street analysts were predicting; and (iii) the directors and officers had a duty both to prevent the drop in gross profits and to disclose the expected drop to the public and failed to do either.  On September 28, 2011, the Circuit Court approved a settlement agreement among the parties pursuant to which the Company agreed to pay an amount in respect of plaintiff's attorneys' fees and litigation expenses and the Circuit Court dismissed the case with prejudice.  The settlement was not material to the Company’s business or consolidated financial position.

The Company previously guaranteed a credit agreement on behalf of SureScripts-RxHub, LLC, which provides electronic prescription data services.  The guarantee arose as a result of a business decision between parties to ensure that the operations of SureScripts-RxHub, LLC would have additional support to access financing.  The liability was $10 million at August 31, 2010.  In the third quarter of the current fiscal year, the Company was fully released from its guarantee obligation.